Net Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Net Earnings Per Share
9.	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per Common Share for the following periods:

	Year Ended December 31,
	2017	2016
Numerator
Numerator for basic and diluted earnings per Common Share - net earnings	$259,231,000	$136,144,000
Denominator
Denominator for basic earnings per Common Share – weighted average number of Common Shares	146,818,764	141,463,244

Effect of dilutive securities
Stock options	558,996	1,585,173
Performance share units	18,748	—
Restricted share units	17,076	—
Warrants	717,792	—
Convertible Preferred Shares	55,576,213	52,384,503
Effect of dilutive securities	56,888,825	53,969,676
Dilutive potential for diluted earnings per Common Share	203,707,589	195,432,920
Basic earnings per Common Share	$1.77	$0.96
Diluted earnings per Common Share	$1.27	$0.70